DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--75
                           (A UNIT INVESTMENT TRUST)
                           - CALIFORNIA, FLORIDA, NEW JERSEY, NEW YORK, OHIO AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated January 28, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF OCTOBER 29, 1999, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Insured Portfolio--
  Risk/Return Summary................    3
Florida Insured Portfolio--
  Risk/Return Summary................    6
New Jersey Insured Portfolio--
  Risk/Return Summary................    9
New York Insured Portfolio--
  Risk/Return Summary................   12
Ohio Insured Portfolio--
  Risk/Return Summary................   15
Pennsylvania Insured Portfolio--
  Risk/Return Summary................   18
What You Can Expect From Your
  Investment.........................   23
  Monthly Income.....................   23
  Return Figures.....................   23
  Records and Reports................   23
The Risks You Face...................   24
  Interest Rate Risk.................   24
  Call Risk..........................   24
  Reduced Diversification Risk.......   24
  Liquidity Risk.....................   24
  Concentration Risk.................   24
  State Concentration Risk...........   25
  Bond Quality Risk..................   29
  Insurance Related Risk.............   29
  Litigation and Legislation Risks...   29
Selling or Exchanging Units..........   29
  Sponsors' Secondary Market.........   30
  Selling Units to the Trustee.......   30
  Exchange Option....................   30
How The Fund Works...................   31
  Pricing............................   31
  Evaluations........................   31
  Income.............................   31
  Expenses...........................   31
  Portfolio Changes..................   32
  Fund Termination...................   32
  Certificates.......................   32
  Trust Indenture....................   33
  Legal Opinion......................   33
  Auditors...........................   34
  Sponsors...........................   34
  Trustee............................   34
  Underwriters' and Sponsors'
    Profits..........................   34
  Public Distribution................   34
  Code of Ethics.....................   35
  Year 2000 Issues...................   35
Taxes................................   35
Supplemental Information.............   38
Financial Statements.................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,875,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             23%
  / / Housing                           16%
  / / Lease Rental Appropriation        10%
  / / Municipal Water/Sewer
      Utilities                         15%
  / / Refunded Bonds                    19%
  / / Municipal Electric Utilities      17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.65
     Annual Income per unit:                        $55.86
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.49
     Evaluator's Fee
                                                    $0.47
     Other Operating Expenses
                                                    -----
                                                    $2.21
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.14%     6.73%     5.38%     3.54%     7.92%     5.97%
 Average                 -3.57      5.28      5.21     -1.71      6.34      5.80
 Low                     -8.58      2.79      5.04     -6.00      3.55      5.63

 -----------------------------------------------------------

 Average
 Sales fee               1.96%     5.20%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,020.31
     (as of October 29, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in California.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $1,860,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             27%
  / / Industrial Development
      Revenue                           6%
  / / Municipal Water/Sewer
  Utilities                             27%
  / / Refunded Bonds                    40%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care and municipal
     water/sewer utility bonds, adverse
     developments in these sectors may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF FLORIDA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO FLORIDA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.12
     Annual Income per unit:                        $49.55
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.57
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.61
     Evaluator's Fee
                                                    $0.61
     Other Operating Expenses
                                                    -----
                                                    $2.27
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between August 25, 1988 and December 6, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    4.18%     6.26%     5.37%     4.34%     7.45%     5.96%
 Average                 -3.40      5.16      5.27     -1.58      6.23      5.86
 Low                     -11.09     3.16      5.17     -8.35      3.93      5.76

 -----------------------------------------------------------

 Average
 Sales fee               1.93%     5.28%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                $883.11
     (as of October 29, 1999)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day.
     Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,345,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Housing                           21%
  / / Industrial Development
      Revenue                           37%
  / / Refunded Bonds                    42%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     industrial development revenue bonds,
     adverse developments in this sector may
     affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW JERSEY SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW
     JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER
     STATE CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 5.08
     Annual Income per unit:                        $61.00
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.54
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.60
     Evaluator's Fee
                                                    $0.59
     Other Operating Expenses
                                                    -----
                                                    $2.42
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New Jersey Series were offered between June 22, 1988 and September 19, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.61%     6.45%     5.47%     3.71%     7.64%     6.06%
 Average                 -3.01      5.09      5.32     -1.25      6.16      5.88
 Low                     -8.81      3.02      4.98     -6.13      3.73      5.57

 -----------------------------------------------------------

 Average
 Sales fee               1.86%     5.30%     5.54%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,065.66
     (as of October 29, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 9
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $7,905,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Housing                           12%
  / / Industrial Development
      Revenue                           18%
  / / Municipal Water/Sewer
      Utilities                         19%
  / / Refunded Bonds                    32%
  / / Transit Authority                 11%
  / / Universities/Colleges             8%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.77
     Annual Income per unit:                        $57.24
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.18
     Evaluator's Fee
                                                    $0.23
     Other Operating Expenses
                                                    -----
                                                    $1.66
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.92%     6.86%     5.82%     4.47%     8.06%     6.35%
 Average                 -3.75      4.82      5.44     -1.84      5.84      6.03
 Low                     -12.35     3.05      5.21     -9.84      3.83      5.79

 -----------------------------------------------------------

 Average
 Sales fee               2.01%     5.02%     5.77%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,037.71
     (as of October 29, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     York state and local personal income
     taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

OHIO INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,570,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / General Obligation                18%
  / / Municipal Water/Sewer
      Utilities                         15%
  / / Refunded Bonds                    43%
  / / Municipal Electric Utilities      5%
  / / Universities/Colleges             19%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF OHIO SO IT IS LESS DIVERSIFIED
     THAN A NATIONAL FUND AND IS SUBJECT TO
     RISKS PARTICULAR TO OHIO WHICH ARE
     BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 5.22
     Annual Income per unit:                        $62.65
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.54
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.55
     Evaluator's Fee
                                                    $0.52
     Other Operating Expenses
                                                    -----
                                                    $2.30
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR OHIO PORTFOLIOS, WHICH HAD INVESTMENT
     OBJECTIVES, STRATEGIES AND TYPES OF BONDS
     SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR
     SERIES DIFFERED IN THAT THEY CHARGED A HIGHER
     SALES FEE. These prior Ohio Series were offered between September 22, 1988 and September 13,
     1996 and were outstanding on December 31, 1999.
     OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS
     NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

                          WITH SALES FEE       NO SALES FEE
                         1 YEAR   5 YEARS    1 YEAR   5 YEARS
 -------------------------------------------------------------
 High                    1.33%     5.95%     2.18%     7.14%
 Average                 -3.15      4.79     -1.52      5.87
 Low                     -13.63     3.11     -10.92     3.79


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,083.26
     (as of October 29, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Ohio state and local personal income taxes if you live in Ohio.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,485,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             20%
  / / Industrial Development
      Revenue                           18%
  / / Municipal Water/Sewer
  Utilities                             4%
  / / Refunded Bonds                    40%
  / / Municipal Electric Utilities      13%
  / / Universities/Colleges             5%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF PENNSYLVANIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.96
     Annual Income per unit:                        $59.54
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.54
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.56
     Evaluator's Fee
                                                    $0.54
     Other Operating Expenses
                                                    -----
                                                    $2.33
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Pennsylvania
     Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    0.92%     6.43%     5.46%     2.00%     7.62%     6.05%
 Average                 -3.94      5.10      5.25     -2.10      6.16      5.82
 Low                     -13.31     3.07      5.12     -10.52     3.74      5.71

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT             $1,042.08
     (as of October 29, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.%        7.5%       8.%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     16.49       4.79       5.39       5.99       6.59       7.18       7.78       8.38
  $ 26,251- 63,550      $ 43,851-105,950     31.98       5.88       6.62       7.35       8.09       8.82       9.56      10.29
  $ 63,551-132,600      $105,951-161,450     35.40       6.19       6.97       7.74       8.51       9.29      10.06      10.84
  $132,601-288,350      $161,451-288,350     40.08       6.68       7.51       8.34       9.18      10.01      10.85      11.68
OVER $288,350           OVER $288,350        43.45       7.07       7.96       8.84       9.73      10.61      11.49      12.38

  $      0- 26,250       8.98       9.58
  $ 26,251- 63,550      11.03      11.76
  $ 63,551-132,600      11.61      12.38
  $132,601-288,350      12.52      13.35
OVER $288,350           13.26      14.15

                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     19.26       4.95       5.57       6.19       6.81       7.43       8.05       8.67
  $      0- 26,250                           18.65       4.92       5.53       6.15       6.76       7.38       7.99       8.60
                        $ 43,851-105,950     32.79       5.95       6.70       7.44       8.18       8.93       9.67      10.41
  $ 26,251- 63,550                           31.61       5.85       6.58       7.31       8.04       8.77       9.50      10.24
  $ 63,551-132,600      $105,951-161,450     35.59       6.21       6.99       7.76       8.54       9.32      10.09      10.87
  $132,601-288,350      $161,451-288,350     40.63       6.74       7.58       8.42       9.26      10.11      10.95      11.79
OVER $288,350           OVER $288,350        43.97       7.14       8.03       8.92       9.82      10.71      11.60      12.49

                         9.29       9.91
  $      0- 26,250       9.22       9.83
                        11.16      11.90
  $ 26,251- 63,550      10.97      11.70
  $ 63,551-132,600      11.64      12.42
  $132,601-288,350      12.63      13.47
OVER $288,350           13.38      14.28

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $ 26,251- 63,550      $ 43,851-105,950     23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
  $132,601-288,350      $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

  $      0- 26,250       9.86      10.52
  $ 26,251- 63,550       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
  $132,601-288,350      13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     17.38       3.63       4.24       4.84       5.45       6.05       6.66       7.26
  $ 26,251- 63,550      $ 43,851-109,950     30.02       4.29       5.00       5.72       6.43       7.14       7.86       8.57
  $ 63,551-132,600      $105,951-161,450     32.93       4.47       5.22       5.96       6.71       7.46       8.20       8.95
  $132,601-288,350      $161,451-288,350     37.79       4.82       5.63       6.43       7.23       8.04       8.84       9.65
OVER $288,350           OVER $288,350        41.29       5.11       5.96       6.81       7.66       8.52       9.37      10.22

  $      0- 26,250       7.87       8.47       9.08       9.68
  $ 26,251- 63,550       9.29      10.00      10.72      11.43
  $ 63,551-132,600       9.69      10.44      11.18      11.93
  $132,601-288,350      10.45      11.25      12.06      12.86
OVER $288,350           11.07      11.92      12.77      13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Florida Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Florida Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs; and
  - unpredicability of future usage requirements.

Here is what you should know about the New Jersey Portfolio's concentration in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control and manufacturing facilities. Payment for these bonds depends on:
  - creditworthiness of the corporate operator of the project being financed;
  - economic factors relating to the particular industry; and,
  - in some cases, creditworthiness of an affiliated or third-party guarantor.

Here is what you should know about the Florida, New Jersey, New York, Ohio and Pennsylvania Portfolios' concentrations in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen. However, the Asian economic crisis is expected to continue to have some negative effectt on the State's economy.

STATE GOVERNMENT

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

  - California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and

  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's.

OHIO RISKS

GENERALLY

Overall, Ohio's economy is more cyclical than non-industrial states and the nation as a whole:

  - Manufacturing (especially auto-related manufacturing) is an important part of Ohio's economy.

  - Agriculture and related industries are also very important.

  - Recent employment growth has been in non-manufacturing areas.

STATE GOVERNMENT

The Ohio general revenue fund for the current two-year period calls for expenditures of over $36 billion:

  - Because general fund receipts and payments do not match exactly, temporary cash-flow deficiencies occur throughout the year. Ohio law permits the state government to manage this problem by permitting the adjustment of payment schedules and the use of the total operating fund.

  - Ohio's general obligation bonds are currently rated Aa1 by Moody's; AA+ by Standard & Poor's (except for the State's highway bonds which Standard & Poor's rates AAA). Fitch rates Ohio's general obligation bonds and its highway bonds AA+. Any of these ratings may be changed.

  - Ohio voters have authorized the State to incur debt to which taxes or excises are pledged for payment.

EDUCATION FINANCING

In March of 1997, the Ohio Supreme Court found major parts of the state's school funding system to be unconstitutional. The Court ruled that, although property taxes can play a role in school financing, they can no longer be the primary means of school financing. The court stayed its ruling for one year to allow the State to devise a system that complied with the State's constitution. During that stay, repayment provisions of certain bonds issued for school funding will remain valid.]

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - Recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have lead to increased spending.

  - In recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ("PICA") which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1997, approximately $1.1 billion in PICA Special Revenue Bonds were outstanding.

  - Pennsylvania's general obligation bonds are currently rated A1 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued.

Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in a Portfolio, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as at least 90% of the Florida Trust is invested exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

OHIO TAXES

In the opinion of Vorys, Sater, Seymour and Pease LLP, Columbus, Ohio, special counsel on Ohio tax matters:

Under the laws of the State of Ohio, the Ohio Trust will not be subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles. If you are an Ohio taxpayer, your interest income from the Ohio Trust will be exempt from Ohio personal income taxes and Ohio corporation franchise taxes to the extent it relates to bonds held by the Ohio Trust that are exempt from taxation under Ohio law. However, any gains and losses which must be recognized for federal income tax purposes (whether upon the sale of your units in the Ohio Trust or upon the sale of bonds by the Ohio Trust) also must be recognized for Ohio personal income and corporation franchise tax purposes, except to the extent the gains and losses are attributable to the sale of bonds by the Ohio Trust that are exempt from such taxation under Ohio law. Your interest income and your gains and losses generally are not subject to municipal income taxation in Ohio. You should consult your tax adviser concerning the application of Ohio taxes to you in connection with your investment in the Ohio Trust.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA, FLORIDA, NEW JERSEY, NEW YORK, OHIO AND PENNSYLVANIA TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 75 (California, Florida, New Jersey, New York, Ohio and Pennsylvania Trusts)
  Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 75 (California, Florida, New Jersey, New York, Ohio and Pennsylvania Trusts) Defined Asset Funds, including the portfolios, as of October 31, 1999 and the related statements of operations and of changes in net assets for the years ended October 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October 31, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 75 (California, Florida, New Jersey, New York, Ohio and Pennsylvania Trusts) Defined Asset Funds at October 31, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
January 4, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,458,013)(Note 1)......................                  $2,857,500
  Accrued interest receivable......................                      32,625
  Cash.............................................                      13,729
                                                                   _____________

              Total trust property.................                   2,903,854

LESS LIABILITY - Accrued expenses..................                       2,684
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,883 units of fractional undivided
    interest outstanding (Note 3)..................   $2,863,877
  Undistributed net investment income..............       37,293
                                                    _____________
                                                                     $2,901,170
                                                                   =============
UNIT VALUE ($2,901,170/2,883 units)................                   $1,006.30
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                             .......Years Ended October 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $169,889     $178,706     $186,541
  Trustee's fees and expenses...............      (4,737)      (4,690)      (5,440)
  Sponsors' fees............................      (1,592)      (1,385)      (1,442)
                                             _________________________________________
  Net investment income.....................     163,560      172,631      179,659
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      29,339       24,398        9,772
  Unrealized appreciation (depreciation)
    of investments..........................    (250,260)      76,283      104,981
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (220,921)     100,681      114,753
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(57,361)    $273,312     $294,412
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                               .......Years Ended October 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  163,560   $  172,631   $  179,659
  Realized gain on securities sold
    or redeemed...............................      29,339       24,398        9,772
  Unrealized appreciation (depreciation)
    of investments............................    (250,260)      76,283      104,981
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (57,361)     273,312      294,412
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (164,039)    (172,645)    (179,633)
  Principal...................................      (2,241)      (5,930)      (3,916)
                                               _________________________________________
  Total distributions.........................    (166,280)    (178,575)    (183,549)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  146, 140 and 81 units, respectively.........    (157,356)    (148,557)     (82,010)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (380,997)     (53,820)      28,853

NET ASSETS AT BEGINNING OF YEAR...............   3,282,167    3,335,987    3,307,134
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,901,170   $3,282,167   $3,335,987
                                               =========================================
PER UNIT:
  Income distributions during year............      $56.08       $56.23       $56.38
                                               =========================================
  Principal distributions during year.........       $0.74        $1.93        $1.22
                                               =========================================
  Net asset value at end of year..............   $1,006.30    $1,083.58    $1,052.69
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,883        3,029        3,169
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL


      Cost of 2,883 units at Date of Deposit..............    $2,597,582
      Less sales charge...................................       116,876
                                                           ______________
      Net amount applicable to Holders....................     2,480,706
      Redemptions of units - net cost of 367 units
        redeemed less redemption amounts..................       (67,738)
      Realized gain on securities sold or redeemed........        63,509
      Principal distributions.............................       (12,087)
      Unrealized appreciation of investments..............       399,487
                                                           ______________

      Net capital applicable to Holders...................    $2,863,877
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $399,487, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,458,013 at October 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 California Housing Finance Agency,      AAA       $  455,000   5.700%   2016       02/01/04         $  384,948    $  442,993
   Hsg. Revenue Bonds, Ser. 1994 B                                                    @ 102.000
   (MBIA Ins.)

 2 California Statewide Comm. Dev.         AAA          500,000   6.000    2024       08/15/04            432,185       500,500
   Auth., Cert. of Part. (Sharp                                                       @ 102.000
   Healthcare Oblig. Group)(MBIA Ins.)

 3 California Statewide Comm. Dev.         AAA          160,000   5.500    2023       08/15/03            128,775       150,494
   Auth., Cert. of Part. Sutter Hlth.                                                 @ 102.000
   Oblig. Grp. (MBIA Ins.)

 4 Anaheim Pub. Fin. Auth., California     AAA          500,000   5.750    2022       04/01/03            418,475       488,770
   Revenue Bonds (City of Anaheim                                                     @ 102.000
   Electric Utility)(San Juan Unit 4
   Proj.), Second Ser. 1993 (Financial
   Guaranty Ins.)

 5 Chino Basin, California, Regional       AAA          435,000   6.000    2016       08/01/04            386,754       442,186
   Fin. Auth., Revenue Bonds (Chino                                                   @ 102.000
   Basin Municiple Water District
   Sewer System Project), Ser. 1994
   (AMBAC Ins.)

 6 Ontario Redev. Fin. Auth., San          AAA          550,000   5.500    2018       None                449,691       531,845
   Bernardino Cnty., CA (Ontario Redev.
   Proj. No. 1), 1993 Rev. Bonds (MBIA
   Ins.)

 7 Cnty. of Sacramento, CA, 1994 Pub. Fc.  AAA          275,000   6.400    2019       10/01/04            257,185       300,712
   Proj. (Coroner/Crime Lab. and Data                                                 @ 102.000
   Ctr.), Cert. of Part. (AMBAC Ins.)
                                                   ______________                                  ______________ ______________
TOTAL                                                $2,875,000                                        $2,458,013    $2,857,500
                                                   ==============                                  ============== ==============

        See Notes to Portfolios on Page D - 33.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $1,751,172)(Note 1)......................                  $1,981,702
  Accrued interest receivable......................                      29,718
  Cash.............................................                      10,112
                                                                   _____________

              Total trust property.................                   2,021,532

LESS LIABILITY - Accrued expenses..................                       2,338
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,304 units of fractional undivided
    interest outstanding (Note 3)..................   $1,989,969
  Undistributed net investment income..............       29,225
                                                    _____________
                                                                     $2,019,194
                                                                   =============
UNIT VALUE ($2,019,194/2,304 units)................                     $876.39
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                             .......Years Ended October 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $128,395     $158,026     $169,858
  Trustee's fees and expenses...............      (4,122)      (4,374)      (5,164)
  Sponsors' fees............................      (1,194)      (1,197)      (1,254)
                                             _________________________________________
  Net investment income.....................     123,079      152,455      163,440
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      43,250       94,357       33,363
  Unrealized appreciation (depreciation)
    of investments..........................    (154,332)     (34,690)      25,063
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (111,082)      59,667       58,426
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $ 11,997     $212,122     $221,866
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                               .......Years Ended October 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  123,079   $  152,455   $  163,440
  Realized gain on securities sold
    or redeemed...............................      43,250       94,357       33,363
  Unrealized appreciation (depreciation)
    of investments............................    (154,332)     (34,690)      25,063
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................      11,997      212,122      221,866
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (123,408)    (153,809)    (163,587)
  Principal...................................      (1,050)    (455,878)      (8,286)
                                               _________________________________________
  Total distributions.........................    (124,458)    (609,687)    (171,873)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  258, 115 and 200 units, respectively........    (233,148)    (118,483)    (208,992)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (345,609)    (516,048)    (158,999)

NET ASSETS AT BEGINNING OF YEAR...............   2,364,803    2,880,851    3,039,850
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,019,194   $2,364,803   $2,880,851
                                               =========================================
PER UNIT:
  Income distributions during year............      $49.75       $57.89       $59.26
                                               =========================================
  Principal distributions during year.........       $0.41      $175.05        $2.88
                                               =========================================
  Net asset value at end of year..............     $876.39      $923.03    $1,076.15
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,304        2,562        2,677
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,304 units at Date of Deposit..............    $2,209,660
      Less sales charge...................................        99,441
                                                           ______________
      Net amount applicable to Holders....................     2,110,219
      Redemptions of units - net cost of 1,196 units
        redeemed less redemption amounts..................      (113,176)
      Realized gain on securities sold or redeemed........       269,548
      Principal distributions.............................      (507,152)
      Unrealized appreciation of investments..............       230,530
                                                           ______________

      Net capital applicable to Holders...................    $1,989,969
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $230,530, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $1,751,172 at October 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 The Sch. Bd. of Bay Cnty., FL, Cert.    AAA       $  460,000   6.750%   2014(5)    07/01/04         $  452,589    $  507,330
   of Part. (Bay Cnty. Educ. Fac. Fin.                                                @ 102.000
   Corp.), Ser. 1994 (AMBAC Ins.)

 2 Citrus County, Florida Pollution        AAA          120,000   6.350    2022       08/01/02            111,928       123,448
   Control Refunding Revenue Bonds Florida                                            @ 102.000
   Power Corp. - Crystal River Power Plant
   Project) Ser. 1992 B (MBIA Ins.)

 3 City of Jacksonville, Florida, Capital  AAA          190,000   6.000    2025(5)    10/01/04            168,250       202,589
   Improvement Revenue Bonds (Gator Bowl                                              @ 101.000
   Project) Ser. 1994 (AMBAC Ins.)

 4 Orange Cnty., FL, Tourist Dev. Tax      AAA           45,000   6.000    2024(5)    10/01/04             39,899        48,340
   Rfdg. Rev. Bonds Ser. 1994 B (MBIA Ins.)                                           @ 102.000

 5 The School Board of Seminole County,    AAA           45,000   6.500    2021(5)    07/01/04             41,786        48,800
   Florida, Certificates of Participation,                                            @ 101.000
   (Seminole Sch. Bd. Leasing Corp.)
   Ser. 1994 B (MBIA Ins.)

 6 City of Tallahassee, Florida, Health    AAA          500,000   6.000    2015       12/01/02            445,340       514,285
   Facilities Revenue Bonds (Tallahasse                                               @ 102.000
   Memorial Regional Medical Center Inc.
   Proj.), Ser. 1992 A (MBIA Ins.)

 7 City of West Melbourne, FL, Wtr. and    AAA          500,000   6.750    2017       10/01/04            491,380       536,910
   Swr. Rev. Rfdg. and Imp. Bonds, Ser.                                               @ 101.000
   1994 (Financial Guaranty Ins.)
                                                   ______________                                   ______________ ______________
TOTAL                                                $1,860,000                                        $1,751,172    $1,981,702
                                                   ==============                                   ============== ==============

        See Notes to Portfolios on Page D - 33.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,185,755)(Note 1)......................                  $2,473,233
  Accrued interest receivable......................                      37,723
                                                                   _____________

              Total trust property.................                   2,510,956

LESS LIABILITIES:
  Redemptions payable..............................   $   35,741
  Advance from Trustee.............................        1,522
  Accrued expenses.................................        2,476         39,739
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,352 units of fractional undivided
    interest outstanding (Note 3)..................    2,438,262
  Undistributed net investment income..............       32,955
                                                    _____________
                                                                     $2,471,217
                                                                   =============
UNIT VALUE ($2,471,217/2,352 units)................                   $1,050.69
                                                                   =============

                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                             .......Years Ended October 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $153,549     $169,120     $190,593
  Trustee's fees and expenses...............      (4,423)      (4,573)      (5,444)
  Sponsors' fees............................      (1,311)      (1,254)      (1,349)
                                             _________________________________________
  Net investment income.....................     147,815      163,293      183,800
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      20,901       81,730       18,618
  Unrealized appreciation (depreciation)
    of investments..........................    (178,205)     (23,559)      70,127
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (157,304)      58,171       88,745
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $ (9,489)    $221,464     $272,545
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                               .......Years Ended October 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  147,815   $  163,293   $  183,800
  Realized gain on securities sold
    or redeemed...............................      20,901       81,730       18,618
  Unrealized appreciation (depreciation)
    of investments............................    (178,205)     (23,559)      70,127
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................      (9,489)     221,464      272,545
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (148,213)    (163,050)    (183,937)
  Principal...................................      (5,210)     (24,694)      (8,672)
                                               _________________________________________
  Total distributions.........................    (153,423)    (187,744)    (192,609)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  153, 409 and 118 units, respectively........    (168,221)    (453,790)    (128,582)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (331,133)    (420,070)     (48,646)

NET ASSETS AT BEGINNING OF YEAR...............   2,802,350    3,222,420    3,271,066
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,471,217   $2,802,350   $3,222,420
                                               =========================================
PER UNIT:
  Income distributions during year............      $61.18       $61.35       $61.60
                                               =========================================
  Principal distributions during year.........       $2.08        $9.25        $2.86
                                               =========================================
  Net asset value at end of year..............   $1,050.69    $1,118.70    $1,105.84
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,352        2,505        2,914
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,352 units at Date of Deposit..............    $2,289,739
      Less sales charge...................................       103,041
                                                           ______________
      Net amount applicable to Holders....................     2,186,698
      Redemptions of units - net cost of 898 units
        redeemed less redemption amounts..................      (135,792)
      Realized gain on securities sold or redeemed........       148,001
      Principal distributions.............................       (48,123)
      Unrealized appreciation of investments..............       287,478
                                                           ______________

      Net capital applicable to Holders...................    $2,438,262
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $287,478, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,185,755 at October 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 New Jersey Eco. Dev. Auth. Gas          AAA       $  375,000   6.350%   2022       10/01/04         $  345,255    $  385,999
   Facs. Rfdg. Rev. Bonds, (Nui Corp.                                                 @ 102.000
   Proj.) 1994 Ser. A  (AMBAC Ins.)

 2 New Jersey Health Care Facilities       AAA          155,000   6.250    2024(5)    07/01/04            139,654       167,456
   Finance Authority, Revenue Bonds                                                   @ 102.000
   (Monmouth Medical Center Issue),
   1994 Ser. C (FSAM Ins.)

 3 New Jersey Hsg. and Mtge. Fin.          AAA          500,000   6.700    2016       10/01/04            480,765       522,435
   Agy., Home Buyer Rev. Bonds, Ser.                                                  @ 102.000
   1994 L (MBIA Ins.)

 4 The Essex County Improvement            AAA          355,000   7.000    2024(5)    12/01/04            356,413       397,504
   Authority, New Jersey General                                                      @ 102.000
   Obligation Lease Revenue Bonds
   (County Jail and Youth House
   Project), Ser. 1994 (AMBAC Ins.)

 5 Gloucester County Utility               AAA           50,000   6.250    2024(5)    01/01/04             45,359        53,804
   Authority, New Jersey, Sewer                                                       @ 102.000
   Revenue Bonds, Ser. 1994 (MBIA
   Ins.)

 6 The County of Middlesex, New Jersey,    AAA          410,000   6.125    2019(5)    02/15/04            370,558       436,465
   Certificate of Participation (PBCF                                                 @ 101.000
   New Jersey, Inc.)(MBIA Ins.)

 7 The Pollution Control Finance           AAA          500,000   6.250    2031       06/01/04            447,751       509,570
   Authority of Salem, New Jersey,                                                    @ 102.000
   Pollution Control Revenue Refunding
   Bonds (Public Service Electric and
   Gas Company Project)(MBIA Ins.)
                                                   ______________                                   ______________ _____________
TOTAL                                                $2,345,000                                        $2,185,755    $2,473,233
                                                   ==============                                   ============== =============

        See Notes to Portfolios on Page D - 33.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $6,827,321)(Note 1)......................                  $8,018,020
  Accrued interest receivable......................                     125,674
  Cash.............................................                       3,988
                                                                   _____________

              Total trust property.................                   8,147,682

LESS LIABILITIES:
  Redemptions payable..............................   $   51,356
  Accrued expenses.................................        5,373         56,729
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  7,881 units of fractional undivided
    interest outstanding (Note 3)..................    7,985,551
  Undistributed net investment income..............      105,402
                                                    _____________
                                                                     $8,090,953
                                                                   =============
UNIT VALUE ($8,090,953/7,881 units)................                   $1,026.64
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                             .......Years Ended October 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $488,931     $537,730     $559,373
  Trustee's fees and expenses...............      (8,607)      (9,343)     (10,172)
  Sponsors' fees............................      (4,553)      (4,117)      (4,228)
                                             _________________________________________
  Net investment income.....................     475,771      524,270      544,973
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................     154,829       80,188       44,957
  Unrealized appreciation (depreciation)
    of investments..........................    (721,134)     204,081      324,333
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (566,305)     284,269      369,290
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(90,534)    $808,539     $914,263
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                               .......Years Ended October 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  475,771   $  524,270   $  544,973
  Realized gain on securities sold
    or redeemed...............................     154,829       80,188       44,957
  Unrealized appreciation (depreciation)
    of investments............................    (721,134)     204,081      324,333
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (90,534)     808,539      914,263
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (476,302)    (524,443)    (547,914)
  Principal...................................     (20,279)      (9,305)      (5,599)
                                               _________________________________________
  Total distributions.........................    (496,581)    (533,748)    (553,513)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  916, 416 and 277 units, respectively........    (994,099)    (450,976)    (291,303)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........  (1,581,214)    (176,185)      69,447

NET ASSETS AT BEGINNING OF YEAR...............   9,672,167    9,848,352    9,778,905
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $8,090,953   $9,672,167   $9,848,352
                                               =========================================
PER UNIT:
  Income distributions during year............      $57.54       $57.98       $58.35
                                               =========================================
  Principal distributions during year.........       $2.32        $1.01        $0.59
                                               =========================================
  Net asset value at end of year..............   $1,026.64    $1,099.48    $1,068.96
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       7,881        8,797        9,213
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 7,881 units at Date of Deposit..............    $7,198,275
      Less sales charge...................................       323,919
                                                           ______________
      Net amount applicable to Holders....................     6,874,356
      Redemptions of units - net cost of 2,119 units
        redeemed less redemption amounts..................      (392,409)
      Realized gain on securities sold or redeemed........       358,446
      Principal distributions.............................       (45,541)
      Unrealized appreciation of investments..............     1,190,699
                                                           ______________

      Net capital applicable to Holders...................    $7,985,551
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,190,699 all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $6,827,321 at October 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(6)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 Dormitory Authority of the State        BBB+      $1,045,000   6.300%   2024(5)    07/01/04         $  950,992    $1,129,311
   of New York, City University System                                                @ 102.000
   Consolidated Third General
   Resolution Revenue Bonds, 1994
   Ser. 1 (AMBAC Ins.)

 2 Dormitory Auth. of the State of         AAA          640,000   5.250    2013       None                519,161       618,323
   New York, State Univ. Educl. Facs.
   Rev. Bonds, 1993 Ser. B (Financial
   Guaranty Ins.)

 3 New York State Energy Research and      AAA        1,430,000   6.050    2034       04/01/04          1,234,342     1,418,245
   Development Authority, Pollution                                                   @ 102.000
   Control Refunding Revenue (New York
   State Electric and Gas Corporation
   Project), 1994 Ser. A (MBIA Ins.)

 4 Metro Trans. Auth., NY, Transit         AAA          890,000   6.000    2014       07/01/03            787,704       918,347
   Facs. Rev. Bonds, Ser. M (CAPMAC                                                   @ 101.500
   Ins.)

 5 State of New York Mtge. Agy.,           AAA          960,000   6.450    2014       06/01/04            895,370     1,006,003
   Homeowner Mtge. Rev. Bonds (MBIA                                                   @ 102.000
   Ins.)

 6 New York State Thruway Auth., Gen.      AAA        1,150,000   5.500    2023(5)    01/01/02            926,134     1,177,060
   Rev. Bonds, Ser. A (Financial                                                      @ 100.000
   Guaranty Ins.)

 7 Albany Municipal Water Finance          AAA          730,000   5.500    2022       12/01/03            590,853       685,528
   Authority, New York, Water and                                                     @ 102.000
   Sewer System Revenue Bonds, Ser.
   1993 A (Financial Guaranty Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(6)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 8 New York City, NY, Muni. Wtr. Fin.      AAA       $  770,000   5.500%   2015       06/15/04         $  634,270    $  744,875
   Auth., Ser. F (MBIA Ins.)                                                          @ 101.500

 9 New York City, Muni. Wtr. Fin.          AAA          290,000   6.950    2012(5)    08/15/04            288,495       320,328
   Auth., Ser. F (MBIA Ins.)                                                          @ 101.000

                                                  ______________                                    ______________ ______________
TOTAL                                                $7,905,000                                        $6,827,321    $8,018,020
                                                  ==============                                    ============== ==============

        See Notes to Portfolios on Page D - 33.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES -  75 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,475,569)(Note 1)......................                  $2,761,947
  Accrued interest receivable......................                      70,229
                                                                   _____________

              Total trust property.................                   2,832,176

LESS LIABILITIES:
  Advance from Trustee.............................   $   23,885
  Accrued expenses.................................        2,557         26,442
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,613 units of fractional undivided
    interest outstanding (Note 3)..................    2,766,362
  Undistributed net investment income..............       39,372
                                                    _____________
                                                                     $2,805,734
                                                                   =============
UNIT VALUE ($2,805,734/2,613 units)................                   $1,073.76
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES -  75 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                             .......Years Ended October 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $172,967     $190,036     $200,385
  Trustee's fees and expenses...............      (4,520)      (4,668)      (5,379)
  Sponsors' fees............................      (1,440)      (1,331)      (1,394)
                                             _________________________________________
  Net investment income.....................     167,007      184,037      193,612
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      36,397       24,231       23,801
  Unrealized appreciation (depreciation)
    of investments..........................    (212,877)      30,883       44,855
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (176,480)      55,114       68,656
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $ (9,473)    $239,151     $262,268
                                             =========================================


                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES -  75 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                               .......Years Ended October 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  167,007   $  184,037   $  193,612
  Realized gain on securities sold
    or redeemed...............................      36,397       24,231       23,801
  Unrealized appreciation (depreciation)
    of investments............................    (212,877)      30,883       44,855
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................      (9,473)     239,151      262,268
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (167,452)    (183,757)    (194,003)
  Principal...................................     (11,595)      (7,440)      (8,237)
                                               _________________________________________
  Total distributions.........................    (179,047)    (191,197)    (202,240)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  208, 143 and 168 units, respectively........    (235,387)    (162,436)    (186,930)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (423,907)    (114,482)    (126,902)

NET ASSETS AT BEGINNING OF YEAR...............   3,229,641    3,344,123    3,471,025
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,805,734   $3,229,641   $3,344,123
                                               =========================================
PER UNIT:
  Income distributions during year............      $62.84       $63.02       $63.22
                                               =========================================
  Principal distributions during year.........       $4.28        $2.51        $2.63
                                               =========================================
  Net asset value at end of year..............   $1,073.76    $1,144.86    $1,128.25
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,613        2,821        2,964
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES -  75 (OHIO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,613 units at Date of Deposit..............    $2,626,785
      Less sales charge...................................       118,212
                                                           ______________
      Net amount applicable to Holders....................     2,508,573
      Redemptions of units - net cost of 637 units
        redeemed less redemption amounts..................       (93,901)
      Realized gain on securities sold or redeemed........        97,495
      Principal distributions.............................       (32,183)
      Unrealized appreciation of investments..............       286,378
                                                           ______________

      Net capital applicable to Holders...................    $2,766,362
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $286,378, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,475,569 at October 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE OHIO TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 State of Ohio, Higher Educl. Fac.       AAA       $  500,000   6.600%   2017       12/01/03           485,590       532,095
   Mtge. Rev. Bonds (Univ. of Dayton                                                  @ 102.000
   1992 Proj.)(Financial Guaranty
   Ins.)

 2 City of Cleveland, Ohio, Public         AAA          420,000   7.000    2024(5)    11/15/04           412,260       469,770
   Power System First Mortgage                                                  @ 102.000
   Revenue Bonds, Ser. 1994 A (MBIA Ins.)

 3 City of Cleveland, OH, Var. Pur.        AAA          295,000   6.700    2018(5)    11/15/04           289,823       326,305
   G.O. Bonds, Ser. 1994 (MBIA Ins.)                                                  @ 102.000

 4 City of Hamilton, Ohio, Electric        AAA          120,000   6.000    2023       10/15/02           106,540       120,251
   System Mortgage Revenue Refunding                                                  @ 102.000
   Bonds, 1992 Ser. A (Financial
   Guaranty Ins.)

 5 Lakewood City School Dist., OH,         AAA          455,000   6.950    2015       12/01/04           458,667       501,051
   School Imp. Bonds, Ser. 1994                                                       @ 102.000
   General Oblig. Unlimited Tax)
   (MBIA Ins.)

 6 City of Mason, Ohio, Sewer System       AAA          390,000   6.000    2019       12/01/04           348,414       392,145
   Mortgage Revenue Bonds, Ser. 1994                                                  @ 101.000
   Financial Guaranty Ins.)

 7 Wooster City School Dist., Wayne        AAA          390,000   6.500    2017(5)    12/01/02           374,275       420,330
   Cnty., OH, G.O. Bonds (Unlimited                                                   @ 102.000
   Tax)(AMBAC Ins.)
                                                   ______________                                   ______________ _____________
TOTAL                                                $2,570,000                                       $2,475,569    $2,761,947
                                                   ==============                                   ============== =============

        See Notes to Portfolios on Page D - 33.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,250,025)(Note 1)......................                  $2,576,183
  Accrued interest receivable......................                      48,871
                                                                   _____________

              Total trust property.................                   2,625,054

LESS LIABILITIES:
  Advance from Trustee.............................   $    7,589
  Accrued expenses.................................        2,519         10,108
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,531 units of fractional undivided
    interest outstanding (Note 3)..................    2,579,743
  Undistributed net investment income..............       35,203
                                                    _____________
                                                                     $2,614,946
                                                                   =============
UNIT VALUE ($2,614,946/2,531 units)................                   $1,033.17
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                             .......Years Ended October 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $158,841     $175,787     $190,422
  Trustee's fees and expenses...............      (4,484)      (4,594)      (5,361)
  Sponsors' fees............................      (1,403)      (1,323)      (1,387)
                                             _________________________________________
  Net investment income.....................     152,954      169,870      183,674
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      19,200       69,543       14,986
  Unrealized appreciation (depreciation)
    of investments..........................    (186,158)      (3,960)      74,451
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (166,958)      65,583       89,437
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(14,004)    $235,453     $273,111
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                               .......Years Ended October 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  152,954   $  169,870   $  183,674
  Realized gain on securities sold
    or redeemed...............................      19,200       69,543       14,986
  Unrealized appreciation (depreciation)
    of investments............................    (186,158)      (3,960)      74,451
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (14,004)     235,453      273,111
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (153,217)    (169,810)    (183,697)
  Principal...................................                  (20,083)      (7,182)
                                               _________________________________________
  Total distributions.........................    (153,217)    (189,893)    (190,879)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  105, 365 and 108 units, respectively........    (114,816)    (399,643)    (115,364)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (282,037)    (354,083)     (33,132)

NET ASSETS AT BEGINNING OF YEAR...............   2,896,983    3,251,066    3,284,198
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,614,946   $2,896,983   $3,251,066
                                               =========================================
PER UNIT:
  Income distributions during year............      $59.73       $59.94       $60.12
                                               =========================================
  Principal distributions during year.........       $7.35        $2.31
                                               =========================================
  Net asset value at end of year..............   $1,033.17    $1,099.01    $1,083.33
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,531        2,636        3,001
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,531 units at Date of Deposit..............    $2,390,370
      Less sales charge...................................       107,568
                                                           ______________
      Net amount applicable to Holders....................     2,282,802
      Redemptions of units - net cost of 719 units
        redeemed less redemption amounts..................      (116,321)
      Realized gain on securities sold or redeemed........       118,664
      Principal distributions.............................       (31,560)
      Unrealized appreciation of investments..............       326,158
                                                           ______________

      Net capital applicable to Holders...................    $2,579,743
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $326,158 all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,250,025 at October 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF OCTOBER 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 The Hospital Authority of the           AAA       $  455,000   6.250%   2022(5)    07/01/02         $  408,403    $  483,715
   County of Beaver, Hospital Revenue                                                 @ 102.000
   Bonds, Pennsylvania, Ser. 1992 A
   (AMBAC Ins.)

 2 Exeter Turnpike Authority, Berks        AAA          155,000   6.200    2022(5)    07/15/02            138,183       162,045
   County, Pennsylvania, Guaranteed                                                   @ 100.000
   Sewer Revenue Bonds, Ser. 1992 A
   (AMBAC Ins.)

 3 Erie County Hospital Authority          AAA          500,000   6.375    2022       07/01/02            456,316       509,665
   (Commonwealth of Pennsylvania)                                                     @ 102.000
   Hospital Revenue Bonds, Ser. A 1992
   (MBIA Ins.)

 4 North Penn Water Authority              AAA          100,000   6.200    2022       11/01/02             90,236       100,738
   (Montgomery County, Pennsylvania)                                                  @ 101.000
   Water Revenue Bonds, Ser. 1992                       215,000   6.200    2022(5)    11/01/02            194,007       227,670
   (Financial Guaranty Ins.)                                                          @ 101.000

 5 Northampton Cnty., PA, Higher           AAA          120,000   5.750    2018       11/15/02            102,068       117,015
   Education Auth., Univ. Rev. Bonds                                                  @ 102.000
   (Lehigh Univ.) 1993 Ser. A (MBIA
   Ins.)

 6 York Cnty. Indl. Dev. Auth., PA,        AAA          440,000   6.450    2019       10/01/04            409,187       454,573
   Poll. Ctl. Rev. Rfdg., Bonds, Ser.                                                 @ 102.000
   1994 A (MBIA Ins.)

 7 City of Philadelphia, PA, Gas Works     AAA          180,000   6.375    2026(5)    07/01/03            162,585       194,096
   Revenue Bonds, Fourteenth Ser.                                                     @ 102.000
   (CAPMAC Ins.)                                        320,000   6.375    2026       07/01/03            289,040       326,666
                                                                                      @ 102.000
                                                    ______________                                  ______________ _____________
TOTAL                                                $2,485,000                                        $2,250,025    $2,576,183
                                                    ==============                                  ============== =============

        See Notes to Portfolios on Page D - 33.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA, FLORIDA, NEW JERSEY,
NEW YORK, OHIO AND PENNSYLVANIA TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF OCTOBER 31, 1999

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

   (5) Bonds with aggregate face amounts of $740,000, $970,000, $2,485,000,
       $1,105,000 and $1,005,000 for the Florida, New Jersey, New York, Ohio and Pennsylvania Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

   (6) Insured by the indicated municipal bond insurance company.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--75
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-55781) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15012--1/00